TRADE RECEIVABLES (Details Textual) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of TRADE RECEIVABLES [Line Items]
Allowance of doubtful accounts on trade receivables	¥ 426,849,000	¥ 95,504,000
Expected credit loss rate	30.00%	13.00%
Five Largest Customers [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit loss rate	97.00%	43.00%